Reportable Operating Segements and Geographic Operations (Details 1) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Revenues And Pretax Income Loss By Geographic Location [Line Items]
Total revenues net of interest expense	$ 9,107	$ 8,329	$ 8,657	$ 8,199	$ 8,547	$ 8,301	$ 8,245	$ 7,881	$ 34,292	$ 32,974	$ 31,555
Pretax income	2,225	2,246	2,312	2,208	1,980	2,004	1,995	1,909	8,991	7,888	6,451
United States Geographic Region [Member]
Segment Revenues And Pretax Income Loss By Geographic Location [Line Items]
Total revenues net of interest expense									24,855	23,745	22,631
Pretax income									8,869	7,679	6,468
EMEA Geographic Region [Member]
Segment Revenues And Pretax Income Loss By Geographic Location [Line Items]
Total revenues net of interest expense									3,767	3,700	3,594
Pretax income									525	524	505
JAPA Geographic Region [Member]
Segment Revenues And Pretax Income Loss By Geographic Location [Line Items]
Total revenues net of interest expense									2,934	2,952	3,106
Pretax income									463	488	426
LACC Geographic Region [Member]
Segment Revenues And Pretax Income Loss By Geographic Location [Line Items]
Total revenues net of interest expense									2,888	2,900	2,774
Pretax income									683	701	605
Other Unallocated [Member]
Segment Revenues And Pretax Income Loss By Geographic Location [Line Items]
Total revenues net of interest expense									(152)	(323)	(550)
Pretax income									$ (1,549)	$ (1,504)	$ (1,553)